Nature of the business, Description (Details)					1 Months Ended	12 Months Ended
	May 31, 2019	May 22, 2019	Nov. 27, 2018	Mar. 09, 2018	Nov. 30, 2017	Dec. 31, 2019
Non- Algonquin [Member]
Nature of the business [Abstract]
Proportion of voting rights held by non-controlling interests						7.00%
Algonquin [Member]
Nature of the business [Abstract]
Ownership interest	44.20%	42.27%			25.00%	44.20%
Percentage of non-controlling interests			16.47%	25.00%
Proportion of voting rights held by non-controlling interests						41.50%
Algonquin [Member] | Top of Range [Member]
Nature of the business [Abstract]
Ownership interest						48.50%